Quarterly Holdings Report
for

Fidelity® International Growth Fund

January 31, 2021

IGF-QTLY-0321
1.863101.113

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Australia - 2.4%
CSL Ltd.	566,003	$117,537,321
Bailiwick of Jersey - 1.6%
Experian PLC	2,276,400	79,566,161
Belgium - 0.7%
UCB SA	332,800	34,538,914
Brazil - 0.4%
B3 SA - Brasil Bolsa Balcao	1,701,100	18,592,276
Canada - 2.0%
CAE, Inc.	800,000	18,073,900
Canadian National Railway Co.	182,600	18,494,899
Canadian Pacific Railway Ltd.	112,900	37,932,634
Franco-Nevada Corp.	226,700	27,005,444

TOTAL CANADA		101,506,877

Cayman Islands - 3.0%
Alibaba Group Holding Ltd. (a)	170,600	5,413,910
Alibaba Group Holding Ltd. sponsored ADR (a)	215,800	54,776,514
Kuaishou Technology (a)	94,200	1,397,221
Tencent Holdings Ltd.	950,900	84,728,336

TOTAL CAYMAN ISLANDS		146,315,981

Finland - 1.2%
Kone OYJ (B Shares)	604,200	47,601,091
Tikkurila Oyj	307,804	12,270,643

TOTAL FINLAND		59,871,734

France - 5.7%
Edenred SA	791,648	43,010,737
Legrand SA	605,200	55,744,031
LVMH Moet Hennessy Louis Vuitton SE	250,000	151,148,874
Sanofi SA	353,200	33,217,862

TOTAL FRANCE		283,121,504

Germany - 7.0%
Deutsche Borse AG	320,200	51,525,537
Linde PLC	518,779	127,171,979
SAP SE	933,301	118,424,765
Vonovia SE	713,600	47,750,649

TOTAL GERMANY		344,872,930

Hong Kong - 5.3%
AIA Group Ltd.	13,810,000	166,503,784
Hong Kong Exchanges and Clearing Ltd.	1,451,000	93,087,080

TOTAL HONG KONG		259,590,864

India - 0.7%
Housing Development Finance Corp. Ltd.	1,114,978	36,387,520
Ireland - 1.0%
CRH PLC sponsored ADR	1,261,366	51,892,597
Italy - 0.7%
Interpump Group SpA	755,126	33,942,832
Japan - 16.0%
Azbil Corp.	1,120,570	57,127,727
FANUC Corp.	378,900	98,919,142
Hoya Corp.	856,700	109,556,509
Keyence Corp.	375,048	201,013,840
Lasertec Corp.	289,900	38,885,818
Misumi Group, Inc.	2,685,800	87,308,693
Nabtesco Corp.	435,600	19,483,374
OSG Corp.	747,300	13,384,265
Recruit Holdings Co. Ltd.	2,191,800	95,337,658
SHO-BOND Holdings Co. Ltd.	720,600	31,336,417
USS Co. Ltd.	1,812,000	35,636,259

TOTAL JAPAN		787,989,702

Kenya - 0.5%
Safaricom Ltd.	76,197,100	24,799,510
Luxembourg - 0.1%
InPost SA	227,400	5,464,033
Netherlands - 5.7%
ASML Holding NV (Netherlands)	524,200	279,846,279
New Zealand - 0.3%
Auckland International Airport Ltd.	2,810,440	15,045,887
Norway - 0.9%
Adevinta ASA Class B (a)	1,339,158	19,980,549
Schibsted ASA (B Shares)	827,800	26,789,425

TOTAL NORWAY		46,769,974

South Africa - 0.5%
Clicks Group Ltd.	1,510,738	24,821,882
Spain - 2.4%
Amadeus IT Holding SA Class A	1,319,800	84,260,381
Cellnex Telecom SA (b)	595,200	34,894,552

TOTAL SPAIN		119,154,933

Sweden - 5.1%
ASSA ABLOY AB (B Shares)	4,104,283	101,506,221
Atlas Copco AB (A Shares)	1,816,600	98,556,633
Epiroc AB Class A	2,702,300	51,919,422

TOTAL SWEDEN		251,982,276

Switzerland - 11.4%
Nestle SA (Reg. S)	2,324,369	260,553,830
Roche Holding AG (participation certificate)	625,213	215,768,562
Schindler Holding AG:
(participation certificate)	197,338	52,172,999
(Reg.)	18,350	4,837,025
Temenos Group AG	219,300	27,783,334

TOTAL SWITZERLAND		561,115,750

Taiwan - 1.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	4,109,000	86,810,765
United Kingdom - 4.0%
Compass Group PLC	2,350,000	41,977,536
Dechra Pharmaceuticals PLC	303,100	14,975,446
InterContinental Hotel Group PLC ADR	430,470	26,504,038
London Stock Exchange Group PLC	504,200	59,856,150
Rightmove PLC (a)	2,412,800	19,808,940
Spectris PLC	852,657	35,468,616

TOTAL UNITED KINGDOM		198,590,726

United States of America - 16.7%
Alphabet, Inc. Class A (a)	23,636	43,191,481
Autoliv, Inc.	251,669	22,325,557
Black Knight, Inc. (a)	415,700	33,958,533
Lam Research Corp.	135,300	65,478,435
Marsh & McLennan Companies, Inc.	604,851	66,479,173
MasterCard, Inc. Class A	276,600	87,485,814
Moody's Corp.	242,900	64,674,554
MSCI, Inc.	189,900	75,067,470
NICE Systems Ltd. sponsored ADR (a)(c)	252,300	65,920,944
PriceSmart, Inc.	155,186	14,568,862
ResMed, Inc.	358,200	72,202,374
S&P Global, Inc.	197,700	62,670,900
Sherwin-Williams Co.	91,100	63,022,980
Visa, Inc. Class A	444,160	85,833,920

TOTAL UNITED STATES OF AMERICA		822,880,997

TOTAL COMMON STOCKS
(Cost $3,025,043,456)		4,793,010,225

Convertible Preferred Stocks - 0.1%
China - 0.1%
ByteDance Ltd. Series E1 (d)(e)
(Cost $6,992,915)	63,819	6,992,915

Money Market Funds - 2.8%
Fidelity Cash Central Fund 0.09% (f)	125,395,337	125,420,416
Fidelity Securities Lending Cash Central Fund 0.09% (f)(g)	10,209,410	10,210,431
TOTAL MONEY MARKET FUNDS
(Cost $135,629,704)		135,630,847
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $3,167,666,075)		4,935,633,987
NET OTHER ASSETS (LIABILITIES) - 0.0%		(651,328)
NET ASSETS - 100%		$4,934,982,659

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $34,894,552 or 0.7% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,992,915 or 0.1% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ByteDance Ltd. Series E1	11/18/20	$6,992,915

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$30,063
Fidelity Securities Lending Cash Central Fund	37,914
Total	$67,977

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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